Expense Example - Investor A, Institutional - iShares Municipal Bond Index Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	$ 293